Business Combinations - ICC Labs Inc. ("ICC") (Details) $ in Thousands		5 Months Ended	7 Months Ended
	Nov. 22, 2018 CAD ($) shares	Nov. 21, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)
Provisional allocation at acquisition
Property, plant and equipment	$ 18,012
Intangible assets	141,558
Deferred tax liability	(35,389)
Goodwill	131,154
Adjustments
Property, plant and equipment	(5,300)
Intangible assets	8,187
Deferred tax liability	32,772
Goodwill	(35,658)
Final
Property, plant and equipment	12,712		$ 167,051	$ 48,341
Intangible assets	149,745
Deferred tax liability	(2,617)		(78,551)	(44,450)
Goodwill	95,496		2,416,940	721,877
Consideration transferred			3,181,453	850,113
Common shares issued			3,036,810	$ 707,122
Replacement share-based awards			83,037
ICC Labs Inc. (“ICC”)
Final
Property, plant and equipment	12,712
Deferred tax liability	(2,617)
Goodwill	95,496
Consideration transferred	$ 262,901
Number of shares issues for acquisition (in shares) | shares	31,904,668
Common shares issued	$ 255,237
Replacement share-based awards	$ 7,664
Revenue of combined entity as if combination occurred at beginning of period			600
Loss of combined entity as if combination occurred at beginning of period			$ (9,300)
Revenue of acquiree prior to acquisition date		$ 700
Profit (loss) of acquiree prior to acquisition date		$ (8,500)
ICC Labs Inc. (“ICC”) | Warrants
Final
Number of shares issues for acquisition (in shares) | shares	2,257,381
Replacement share-based awards	$ 7,600
ICC Labs Inc. (“ICC”) | Compensation options
Final
Replacement share-based awards	$ 20